Regulatory Matters and Capital Adequacy (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Regulatory Matters And Capital Adequacy [Abstract]
Well-capitalized ratios	10.00%	10.00%
Minimum capital ratios	8.00%	8.00%
Leverage capital required, Well-capitalized ratios	5.00%	5.00%
Leverage capital required, Minimum capital ratios	4.00%	4.00%
Risk-based capital required, Well-capitalized ratios	6.00%	6.00%
Risk-based capital required, Minimum capital ratios	4.00%	4.00%
Parent Company [Member]
Regulatory capital ratios
Tier 1 capital	$ 16,174	$ 14,920
Total capital	18,585	17,349
Tier 1 capital ratio	12.50%	11.90%
Total capital ratio	14.40%	13.80%
Tier 1 leverage ratio	10.90%	10.20%
American Express Centurion Bank [Member]
Regulatory capital ratios
Tier 1 capital	6,366	5,814
Total capital	6,765	6,227
Tier 1 capital ratio	19.90%	17.60%
Total capital ratio	21.20%	18.90%
Tier 1 leverage ratio	19.00%	17.00%
American Express Bank, FSB [Member]
Regulatory capital ratios
Tier 1 capital	6,744	6,649
Total capital	$ 7,662	$ 7,556
Tier 1 capital ratio	15.60%	16.50%
Total capital ratio	17.70%	18.70%
Tier 1 leverage ratio	17.50%	17.50%